COLUMBIA FUNDS SERIES TRUST I

Columbia Global Dividend Opportunity Fund

(the “Fund”)

Supplement dated September 5, 2012 to the Fund’s

prospectuses dated January 1, 2012, as supplemented

Effective immediately, in each of the Fund’s prospectuses, the table entitled “Declaration and Distribution Schedule”, within the section entitled “Distributions and Taxes” and the sub-section entitled “Distributions to Shareholders” is hereby deleted and replaced with the following table:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

Shareholders should retain this Supplement for future reference.

C-1381-6 A (9/12)